Related party transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Schedule of company's senior management

Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Daniel R. Elsztain	12/22/1972	Operating Manager	2012
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The Company's Senior Management in the Operation Center in Israel is composed of as follows:

Name	Date of Birth	Position	Current position since / until
Doron Cohen	09/27/1960	General Manager	2020
Sholem Lapidot (*)	10/22/1979	General Manager	2016 / 01-2020
Gil Kotler (*)	10/04/1966	Financial Manager	2016/ 04-2020
Aaron Kaufman	03/03/1970	Vice president and General Assessor	2016

(*) Left their positions this year.

Schedule of balances with related parties

Related company	June 30, 2020	June 30, 2019	Description of transaction	Item
Manibil S.A.	-	-	Contributions in advance	Trade and other receivables
New Lipstick LLC	-	1,258	Loans granted	Trade and other receivables
	(77)	-	Loans obtained	Borrowings
	16	14	Reimbursement of expenses receivables	Trade and other receivables
Condor	269	237	Public companies securities	Trade and other receivables
IRSA Real Estate Strategies LP	116	-	Reimbursement of expenses receivables	Trade and other receivables
PBS Real Estate Holdings S.R.L.	472	-	Reimbursement of expenses receivables	Trade and other receivables
Other associates and joint ventures	122	1	Reimbursement of expenses receivables	Trade and other receivables
	-	(17)	Leases and/or rights of use not yet paid	Trade and other payables
	(27)	-	Loans obtained	Borrowings
	8	-	Management fees receivables	Trade and other receivables
	84	17	Leases and/or rights of use receivables	Trade and other receivables
	203	-	Dividends	Trade and other receivables
	(1)		Reimbursement of expenses not yet paid	Trade and other payables
	-	16	Reimbursement of expenses receivables	Trade and other receivables
Total associates and joint ventures	1,185	1,526
Cresud	(3)	(53)	Reimbursement of expenses not yet paid	Trade and other payables
	(245)	(163)	Corporate services not yet paid	Trade and other payables
	1,581	1,622	NCN	Investments in financial assets
	4	7	Leases and/or rights of use receivables	Trade and other receivables
	(1)	(1)	Management fee	Trade and other payables
	(3)	(4)	Share-based payments	Trade and other payables
Total parent company	1,333	1,408
Directors	(127)	(239)	Fees for services received	Trade and other payables
	4	-	Advances	Trade and other receivables
Others (1)	-	39	Leases and/or rights of use receivables	Trade and other receivables
	(53)	-	Loans obtained	Borrowings
	18	54	Reimbursement of expenses receivables	Trade and other receivables
Total others	(158)	(146)
Total at the end of the year	2,360	2,788

(1) Includes CAMSA., Avenida compras and Avenida Inc., Estudio Zang, Bergel & Viñes, Austral Gold, Fundación IRSA, Hamonet S.A., Museo de los Niños and BHN Vida S.A.

Item	June 30, 2020	June 30, 2019
Trade and other receivables	1,316	1,643
Investments in financial assets	1,581	1,622
Borrowings	(157)	-
Trade and other payables	(380)	(477)
Total	2,360	2,788

Schedule of results with related parties

Related party	June 30, 2020	June 30, 2019	June 30, 2018	Description of transaction
BACS	51	54	3	Leases and/or rights of use
Manibil	-	30	91	Corporate services
Tarshop	-	59	37	Leases and/or rights of use
	-	1	-	Commissions
La Rural S.A.	-	37	1	Leases and/or rights of use
Condor	-	-	276	Financial operations
Other associates anf joint ventures	37	(1)	-	Financial operations
Otras asociadas y negocios conjuntos	9	34	74	Leases and/or rights of use
Otras asociadas y negocios conjuntos	(131)	30	375	Honorarios y remuneraciones
Total associates and joint ventures	(34)	244	887
Cresud	19	37	13	Leases and/or rights of use
Cresud	(469)	(546)	(576)	Corporate services
Cresud	224	37	353	Financial operations
Total parent company	(226)	(472)	(210)
IFISA	-	-	147	Financial operations
Directors	(406)	(480)	(529)	Fees and remunerations
Taaman	-	46	377	Corporate services
Willfood	-	-	337	Corporate services
Others (1)	-	-	(39)	Corporate services
Otras (1)	-	1	37	Leases and/or rights of use
Otras (1)	-	(1)	336	Financial operations
Otras (1)	-	(1)	(33)	Donationd
	(23)	-	-	Fees and remuneration
Otras (1)	(29)	(1)	(37)	Legal services
Total others	(458)	(436)	596
Total at the end of the period	(718)	(664)	1,273

(1) It includes Isaac Elsztain e Hijos, CAMSA., Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Viñes, and Fundación IRSA.

Schedule of transactions with related parties

Related party	June 30, 2020	June 30, 2019	Description of the operation
La Rural S.A.	-	433	Dividends received
Condor	32	114	Dividends received
BHSA	-	113	Dividends received
Mehadrin	-	141	Dividends received
Manaman	-	106	Dividends received
Nuevo Puerto Santa Fe S.A.	38	14	Dividends received
Nave by the sea	-	47	Dividends received
Shufersal	400	663	Dividends received
Gav Yam	1,334	-	Dividends received
Emco	16	87	Dividends received
Total dividends received	1,820	1,718
Cresud	(359)	1,618	Dividends granted
Helmir	(22)	10	Dividends granted
Total dividends distribution	(381)	1,628
Quality	(47)	(73)	Capital contributions
Manibil	(87)	(31)	Capital contributions
IBC	(2,551)	-	Capitalized loan
Others	(17)	(27)	Capital contributions
Total capital contributions	(2,702)	(131)
TGLT S.A.	1,394	-	Purchase and exchange of shares
Total other transactions	1,394	-